General information, textuals (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Entity Incorporation, Date of Incorporation	Jan. 07, 2010
Entity Incorporation, State Country Name	the Republic of Marshall Islands
Fees payable to Wilhelmsen Ship Management LTD	$ 62	$ 697	$ 604
Working Capital surplus	$ 9,119
Number of unencumbered vessels	4
Oustanding debt in relation to unenumbered vessels	$ 0